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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                            Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2008 through December 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------











                  Pioneer Cullen
                  Value Fund
--------------------------------------------------------------------------------
                  Semiannual Report | December 31, 2008
--------------------------------------------------------------------------------

                  Ticker Symbols:
                  Class A   CVFCX
                  Class B   CVFBX
                  Class C   CVCFX
                  Class R   CVRFX
                  Class Y   CVFYX
                  Class Z   CVFZX


[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          24

Notes to Financial Statements                                                 34

Approval of Sub-Advisory Agreement                                            40

Trustees, Officers and Service Providers                                      43


                   Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    3

Portfolio Management Discussion | 12/31/08

Equity prices, after trending downward in early 2008, dropped precipitously during the year's final six months as weakness that started in the financials sector spread through economies both in the United States and abroad. In the following interview, James P. Cullen discusses the factors that influenced the performance of Pioneer Cullen Value Fund during the six months ended December 31, 2008. Mr. Cullen, President of Schafer Cullen Capital Management, oversees the team responsible for the daily management of the Fund.

Q  How did the Fund perform during the last six months of 2008?

A Pioneer Cullen Value Fund Class A shares returned -24.41%, at net asset value for the six months ended December 31, 2008. During the same six-month period, the Fund's benchmark, the Standard & Poor's 500 Index, an index for the overall stock market, returned -28.48%. Over the same six months, the Russell 1000 Value Index, which measures the performance of large-cap U.S. Value stocks, returned -26.93%, and the average return of the 610 mutual funds in Lipper's Large Cap Value category was -27.93%.

Q What were the principal factors affecting the Fund's performance during the six months ended December 31, 2008?

A Virtually all stocks fell hard during the period. Credit problems, which first surfaced in mid-2007 among subprime mortgages and then spread throughout the financials sector, undercut the economic expansion that had produced positive results in the market for more than five years. The widespread perception that the economic expansion had ended was confirmed when the U.S. government announced that the nation's gross domestic product
   (GDP) declined at a 0.5% annual rate in the third quarter of 2008. As economic worries escalated, investors grew increasingly apprehensive, fleeing equities as well as corporate bonds. In a general flight to quality, investors at times were willing to accept virtually no yield for investments in short-term Treasury bills because they carried no credit risk.

   We maintained our investment discipline for the Fund during this challenging period, focusing on companies with strong balance sheets and relatively low stock valuations. We also emphasized corporations with a global presence, as we believed companies competing internationally would have more opportunities to succeed. Our stock selections led to relatively heavy exposures for the Fund in the consumer staples and industrials sectors. At the same time, we continued to lighten the Fund's weighting in the financials sector, the area that was hurt most directly as credit markets deteriorated.


4    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

   While we maintained a relatively concentrated portfolio of stocks in about 35 different corporations, we kept the Fund well diversified by industry. At the end of the six-month period, on December 31, 2008, for example, the Fund had investments in 29 different industries. The largest weightings were in two traditionally defensive industries, the pharmaceuticals and packaged foods groups, which comprised 11% and 10% of Fund assets, respectively, at the end of the six-month period. Household products and defense contractors had the next largest weightings, each with about 6% of Fund assets. The Fund was significantly underweighted in the financials sector.

Q What changes did you make in the Fund over the six months ended December 31, 2008, and how did they affect performance?

A As we did in the first half of the year, we continued to reduce the Fund's exposure to the financials sector because of our belief that financials companies would continue to be pressured by the effects of the credit crisis. We added to the Fund's already strong presence in pharmaceuticals while also acquiring shares of some very attractively priced large-cap growth companies with global reaches. Bristol-Myers Squibb, a major pharmaceuticals corporation, entertainment conglomerate Disney and software corporation Oracle all were added to the Fund's portfolio during the six-month period. Each of the companies has a global presence and each was selling at very attractive prices. We also continued to reduce the Fund's investments in financials stocks, selling shares of investment bank Morgan Stanley and insurer Met Life. We also sold positions in General Electric
   (GE) and Brazilian oil company Petrobras. We sold GE in large part because of the difficulties that management had in explaining the problems in its financials divisions, while we took profits in Petrobras' after its share price had appreciated sharply on reaction to the discovery of new oil fields.

   Our investment decisions were made on a stock-by-stock basis, but the effective move away from financials stocks and toward defensive areas such as consumer staples and pharmaceuticals helped the Fund withstand the most severe effects of volatility in the market. In addition, we believe our investments in several large-cap growth companies with global franchises and low stock prices have positioned the Fund favorably for the future.

   During the six months ended December 31, 2008, the Fund's better-performing investments included Bristol-Myers Squibb, insurance company Chubb and telecommunications services corporation Verizon. The poorer-performing holdings included several companies whose profits were hurt when the prices for oil and other commodities prices fell sharply, such as Enso Energy and Devon Energy, as well as Anglo-American, a mining company.

Q  What is your investment outlook?

A We maintain a five-year horizon in our strategy for the Fund, as we believe history has shown that high-quality, lower-priced corporations have performed


                   Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    5
   well over the longer term, despite shorter-term market disruptions. We also have several reasons to think the market may start recovering in the next year.

   First, historical trends indicate that the equity markets typically start rising three-to-six months before a recession ends. The current recession likely started more than a year ago. Normally, recessions don't last for more than 18 months, and so we think there is potential for stock prices to begin recovering by mid-year.

   Second, the market as of December 31, 2008, remained inexpensive. Even assuming a 20% drop in earnings, the stock market currently is cheap by historical standards after stock indices declined by almost 40% in the past year. One would have to go back to the 1980s to find a time when stocks have been so inexpensive.

   Third, a new administration is taking office. The first year in the term of a new president usually is a very good period for the stock market, and Barack Obama has made it clear he intends to hit the ground running, pushing an aggressive package to re-stimulate the economy. In addition, governments all over the world also are launching stimulus programs, which we believe could give added impetus for a global economic recovery.

   Fourth, cash is available for equity investments. Corporations have plenty of cash on their balance sheets and investors also have huge sums parked in short-term Treasuries and other low-yielding investments. There is money available to fuel a market recovery.

   Individually, these factors may not be sufficient enough to stimulate a market recovery. But when added together they suggest to us that it is reasonable to expect some improvement in the equity market in the months to come, especially for those investors who take a longer-term view. The long-term historical record indicates that lower-priced stocks generally perform very well during the five years following a low in the market. We believe this is a reasonable time for long-term investors to be exposed to equities, particularly those equities that are priced attractively.

Please refer to the Schedule of Investments on pages 18-23 for a full listing of Fund securities.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


6    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                   Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    7

Portfolio Summary | 12/31/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                                         72.6%
Depositary Receipts International Stocks                                   13.0%
Temporary Cash Investments                                                 14.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Staples                                                           22.1%
Health Care                                                                18.4%
Industrials                                                                18.2%
Financials                                                                  9.8%
Information Technology                                                      9.6%
Telecommunication Services                                                  7.0%
Consumer Discretionary                                                      6.4%
Energy                                                                      5.7%
Materials                                                                   2.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  Chubb Corp.                                                           4.10%
 2.  ITT Corp.                                                             3.86
 3.  Johnson & Johnson                                                     3.83
 4.  Bristol-Myers Squibb Co.                                              3.82
 5.  Oracle Corp.                                                          3.82
 6.  General Mills, Inc.                                                   3.80
 7.  Raytheon Co.                                                          3.75
 8.  Kraft Foods, Inc.                                                     3.64
 9.  Eli Lilly & Co.                                                       3.51
10.  Unilever N.V. (A.D.R.)                                                3.48

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


8    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Prices and Distributions | 12/31/08

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class        12/31/08           6/30/08
       A           $ 14.15           $ 18.97
--------------------------------------------
       B           $ 14.10           $ 18.75
--------------------------------------------
       C           $ 14.05           $ 18.72
--------------------------------------------
       R           $ 14.04           $ 18.84
--------------------------------------------
       Y           $ 14.19           $ 19.07
--------------------------------------------

     Class         12/31/08          11/1/08
       Z           $ 14.09           $ 15.13
--------------------------------------------

Distributions per Share: 7/1/08-12/31/08
--------------------------------------------------------------------------------

                 Net Investment        Short-Term        Long-Term
    Class            Income          Capital Gains     Capital Gains
      A             $ 0.1847           $ --              $ --
------------------------------------------------------------------
      B             $ 0.0105           $ --              $ --
------------------------------------------------------------------
      C             $ 0.0429           $ --              $ --
------------------------------------------------------------------
      R             $ 0.1761           $ --              $ --
------------------------------------------------------------------
      Y             $ 0.2417           $ --              $ --
------------------------------------------------------------------
     Z*             $ 0.2539           $ --              $ --
------------------------------------------------------------------

* Class Z shares were first publicly offered on November 1, 2008

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-15.


                   Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    9

Performance Update | 12/31/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

                     Average Annual Total Returns
                       (As of December 31, 2008)
-----------------------------------------------------------------------
                                         Net Asset     Public Offering
Period                                   Value (NAV)   Price (POP)
-----------------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                     5.29%           4.56%
 5 Years                                      1.89            0.69
 1 Year                                     -31.87          -35.78
-----------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-----------------------------------------------------------------------
                                             Gross           Net
-----------------------------------------------------------------------
                                              1.09%           1.09%
-----------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Cullen                        Russell 1000
              Value Fund        S&P 500 Index      Value Index

7/00              9,425            10,000            10,000
                  9,894            11,036             9,274
12/01            10,105            10,419             8,172
                  9,305             8,802             6,367
12/03            12,847            11,445             8,192
                 14,663            13,333             9,083
12/05            16,619            14,273             9,529
                 19,383            17,448            11,032
12/07            20,705            17,418            11,638
12/08            14,105            11,000             7,333

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class A shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


10    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Performance Update | 12/31/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

                Average Annual Total Returns
                  (As of December 31, 2008)
-------------------------------------------------------------
                                         If         If
Period                                   Held       Redeemed
-------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                    4.88%     4.88%
 5 Years                                     1.20      1.20
 1 Year                                    -32.48    -35.18
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                           Gross       Net
-------------------------------------------------------------
                                             1.93%     1.93%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Cullen                        Russell 1000
              Value Fund        S&P 500 Index      Value Index

7/00             10,000            10,000            10,000
                 10,496            11,036             9,274
                 10,720            10,419             8,172
12/02             9,871             8,802             6,367
                 13,628            11,445             8,192
12/04            15,555            13,333             9,083
                 17,504            14,273             9,529
12/06            20,226            17,448            11,032
                 21,428            17,418            11,638
12/08            14,467            11,000             7,333

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class B shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    11

Performance Update | 12/31/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

                Average Annual Total Returns
                  (As of December 31, 2008)
-------------------------------------------------------------
                                         If         If
Period                                   Held       Redeemed
-------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                    4.92%     4.92%
 5 Years                                     1.27      1.27
 1 Year                                    -32.43    -32.43
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                           Gross       Net
-------------------------------------------------------------
                                             1.85%     1.85%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Cullen                        Russell 1000
              Value Fund        S&P 500 Index      Value Index

7/00             10,000            10,000            10,000
                 10,496            11,036             9,274
                 10,720            10,419             8,172
12/02             9,871             8,802             6,367
                 13,628            11,445             8,192
12/04            15,555            13,333             9,083
                 17,506            14,273             9,529
12/06            20,262            17,448            11,032
                 21,487            17,418            11,638
12/08            14,518            11,000             7,333

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class C shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


12    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Performance Update | 12/31/08                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index and the Russell 1000 Value Index.


                Average Annual Total Returns
                  (As of December 31, 2008)
-------------------------------------------------------------
                                         If         If
Period                                   Held       Redeemed
-------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                    4.82%     4.82%
 5 Years                                     1.47      1.47
 1 Year                                    -32.09    -32.09
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                           Gross       Net
-------------------------------------------------------------
                                             1.48%     1.40%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Cullen                        Russell 1000
              Value Fund        S&P 500 Index      Value Index

7/00             10,000            10,000            10,000
                 10,474            11,036             9,274
                 10,645            10,419             8,172
12/02             9,753             8,802             6,367
                 13,398            11,445             8,192
12/04            15,217            13,333             9,083
                 17,161            14,273             9,529
12/06            19,919            17,448            11,032
                 21,218            17,418            11,638
12/08            14,410            11,000             7,333

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on November 1, 2006, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after November 1, 2006, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available, for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitations currently in effect through 11/1/09 for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class R shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect the higher distribution and service fees of the Fund's Class R shares.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    13

Performance Update | 12/31/08                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

                Average Annual Total Returns
                  (As of December 31, 2008)
-------------------------------------------------------------
                                         If         If
Period                                   Held       Redeemed
-------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                    5.45%     5.45%
 5 Years                                     2.14      2.14
 1 Year                                    -31.63    -31.63
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                           Gross       Net
-------------------------------------------------------------
                                             0.75%     0.75%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Cullen                        Russell 1000
              Value Fund        S&P 500 Index      Value Index

7/00             10,000            10,000            10,000
                 10,496            11,036             9,274
                 10,720            10,419             8,172
12/02             9,871             8,802             6,367
                 13,628            11,445             8,192
12/04            15,555            13,333             9,083
                 17,662            14,273             9,529
12/06            20,678            17,448            11,032
                 22,161            17,418            11,638
12/08            15,150            11,000             7,333


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher.


Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class Y shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Y shares.


14    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Performance Update | 12/31/08                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index and the Russell 1000 Value Index.

                Average Annual Total Returns
                  (As of December 31, 2008)
-------------------------------------------------------------
                                         If         If
Period                                   Held       Redeemed
-------------------------------------------------------------
 10 Years                                    5.30%     5.30%
 5 Years                                     1.90      1.90
 1 Year                                    -31.82    -31.82
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                           Gross       Net
-------------------------------------------------------------
                                             0.84%     0.84%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Cullen                        Russell 1000
              Value Fund        S&P 500 Index      Value Index

7/00             10,000            10,000            10,000
                 10,496            11,036             9,274
                 10,720            10,419             8,172
12/02             9,871             8,802             6,367
                 13,628            11,445             8,192
12/04            15,555            13,333             9,083
                 17,629            14,273             9,529
12/06            20,561            17,448            11,032
                 21,964            17,418            11,638
12/08            14,975            11,000             7,333

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on November 1, 2008 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception April 30, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from July 1, 2008 through December 31, 2008.

 Share Class                     A                B                C                R                Y                Z
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
---------------------------------------------------------------------------------------------------------------------------
 Ending Account Value       $   755.90       $   752.60       $   752.90       $   754.90       $   757.20       $   948.60
 (after expenses)
 on 12/31/08
---------------------------------------------------------------------------------------------------------------------------
 Expenses Paid              $     4.99       $     9.03       $     8.46       $     6.18       $     3.62       $     1.28
 During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, 2.05%, 1.92%, 1.40%, 0.82% and 0.79% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 and 61/366 for Class Z (to reflect the one-half year period).


16    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2008 through December 31, 2008.

 Share Class                      A                B                C                R                Y                Z
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
---------------------------------------------------------------------------------------------------------------------------
 Ending Account Value       $ 1,019.46       $ 1,014.83       $ 1,015.48       $ 1,018.10       $ 1,021.01       $ 1,007.02
 (after expenses)
 on 12/31/08
---------------------------------------------------------------------------------------------------------------------------
 Expenses Paid              $     5.74       $    10.38       $     9.73       $     7.10       $     4.17       $     1.32
 During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, 2.05%, 1.92%, 1.40%, 0.82% and 0.71% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 and 61/366 for Class Z (to reflect the one-half year period).


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    17

Schedule of Investments | 12/31/08 (unaudited)

 Shares                                                    Value
                COMMON STOCKS -- 93.8%
                ENERGY -- 5.3%
                Integrated Oil & Gas -- 0.9%
  1,935,000     Gazprom (A.D.R.)* (b)                      $   27,518,796
-------------------------------------------------------------------------
                Oil & Gas Drilling -- 1.8%
  2,081,650     ENSCO International, Inc. (b)              $   59,098,044
-------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 2.6%
  1,266,650     Devon Energy Corp.                         $   83,231,572
                                                           --------------
                Total Energy                               $  169,848,412
-------------------------------------------------------------------------
                MATERIALS -- 2.6%
                Construction Materials -- 0.6%
  2,155,889     Cemex SA (A.D.R.)* (b)                     $   19,704,825
-------------------------------------------------------------------------
                Diversified Metals & Mining -- 1.5%
  4,090,983     Anglo American Plc (A.D.R.)                $   47,537,222
-------------------------------------------------------------------------
                Forest Products -- 0.5%
    508,800     Weyerhaeuser Co. (b)                       $   15,574,368
                                                           --------------
                Total Materials                            $   82,816,415
-------------------------------------------------------------------------
                CAPITAL GOODS -- 13.6%
                Aerospace & Defense -- 6.8%
  2,197,300     Raytheon Co. (b)                           $  112,150,192
  1,916,900     United Technologies Corp.                     102,745,840
                                                           --------------
                                                           $  214,896,032
-------------------------------------------------------------------------
                Industrial Conglomerates -- 3.2%
  1,794,850     3M Co.                                     $  103,275,669
-------------------------------------------------------------------------
                Industrial Machinery -- 3.6%
  2,507,350     ITT Corp.                                  $  115,313,027
                                                           --------------
                Total Capital Goods                        $  433,484,728
-------------------------------------------------------------------------
                TRANSPORTATION -- 3.4%
                Air Freight & Couriers -- 1.7%
    847,700     FedEx Corp. (b)                            $   54,379,955
-------------------------------------------------------------------------
                Railroads -- 1.7%
    952,950     Canadian National Railway Co. (b)          $   35,030,442
    603,850     Canadian Pacific Railway, Ltd. (b)             20,301,437
                                                           --------------
                                                           $   55,331,879
                                                           --------------
                Total Transportation                       $  109,711,834
-------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 1.6%
                Auto Parts & Equipment -- 1.6%
  2,340,700     BorgWarner, Inc. (b)                       $   50,957,039
                                                           --------------
                Total Automobiles & Components             $   50,957,039
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

 Shares                                                    Value
                MEDIA -- 3.2%
                Movies & Entertainment -- 3.2%
  4,458,450     The Walt Disney Co. (b)                    $  101,162,231
                                                           --------------
                Total Media                                $  101,162,231
-------------------------------------------------------------------------
                RETAILING -- 1.3%
                Home Improvement Retail -- 1.3%
  1,763,250     Home Depot, Inc.                           $   40,590,015
                                                           --------------
                Total Retailing                            $   40,590,015
-------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 17.5%
                Agricultural Products -- 2.5%
    797,500     Archer Daniels Midland Co.                 $   22,991,925
  1,088,200     Bunge, Ltd. (b)                                56,336,114
                                                           --------------
                                                           $   79,328,039
-------------------------------------------------------------------------
                Distillers & Vintners -- 1.9%
  1,049,000     Diageo Plc (A.D.R.)                        $   59,520,260
-------------------------------------------------------------------------
                Packaged Foods & Meats -- 13.1%
  1,868,500     General Mills, Inc.                        $  113,511,375
  4,050,600     Kraft Foods, Inc.                             108,758,610
  2,373,500     Nestle SA (A.D.R.)                             92,502,416
  4,232,550     Unilever N.V. (A.D.R.) (b)                    103,909,103
                                                           --------------
                                                           $  418,681,504
                                                           --------------
                Total Food, Beverage & Tobacco             $  557,529,803
-------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 3.3%
                Household Products -- 3.3%
  1,968,600     Kimberly-Clark Corp.                       $  103,823,961
                                                           --------------
                Total Household & Personal Products        $  103,823,961
-------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 2.0%
                Health Care Equipment -- 2.0%
  1,792,550     Covidien, Ltd.                             $   64,962,012
                                                           --------------
                Total Health Care Equipment & Services     $   64,962,012
-------------------------------------------------------------------------
                PHARMACEUTICALS & BIOTECHNOLOGY -- 15.2%
                Pharmaceuticals -- 15.2%
  1,558,500     Astrazeneca Plc (A.D.R.)* (b)              $   63,945,255
  4,917,200     Bristol-Myers Squibb Co. (b)                  114,324,900
  2,606,200     Eli Lilly & Co. (b)                           104,951,674
  2,299,700     GlaxoSmithKline Plc (A.D.R.) (b)               85,709,819
  1,911,600     Johnson & Johnson (b)                         114,371,028
                                                           --------------
                                                           $  483,302,676
                                                           --------------
                Total Pharmaceuticals & Biotechnology      $  483,302,676
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    19

 Shares                                                    Value
                DIVERSIFIED FINANCIALS -- 5.4%
                Diversified Financial Services -- 4.6%
  2,390,550     Bank of America Corp.                      $   33,658,944
  2,232,400     Citigroup, Inc. (b)                            14,979,404
  3,107,050     J.P. Morgan Chase & Co.                        97,965,287
                                                           --------------
                                                           $  146,603,635
-------------------------------------------------------------------------
                Investment Banking & Brokerage -- 0.8%
  2,105,800     Merrill Lynch & Co., Inc. (b)              $   24,511,512
                                                           --------------
                Total Diversified Financials               $  171,115,147
-------------------------------------------------------------------------
                INSURANCE -- 3.8%
                Property & Casualty Insurance -- 3.8%
  2,401,800     Chubb Corp.                                $  122,491,800
                                                           --------------
                Total Insurance                            $  122,491,800
-------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 3.6%
                Systems Software -- 3.6%
  6,439,000     Oracle Corp.* (b)                          $  114,163,470
                                                           --------------
                Total Software & Services                  $  114,163,470
-------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 5.4%
                Communications Equipment -- 1.9%
  3,962,250     Nokia Corp. (A.D.R.)                       $   61,811,100
-------------------------------------------------------------------------
                Computer Hardware -- 2.9%
  2,568,000     Hewlett-Packard Co.                        $   93,192,720
-------------------------------------------------------------------------
                Technology Distributors -- 0.6%
  1,013,800     Arrow Electronics, Inc.*                   $   19,099,992
                                                           --------------
                Total Technology Hardware & Equipment      $  174,103,812
-------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 6.6%
                Integrated Telecommunication Services -- 5.4%
  3,364,000     AT&T Corp.                                 $   95,874,000
  2,224,250     Verizon Communications, Inc.                   75,402,075
                                                           --------------
                                                           $  171,276,075
-------------------------------------------------------------------------
                Wireless Telecommunication Services -- 1.2%
  1,859,200     Vodafone Group Plc (A.D.R.)                $   38,002,048
                                                           --------------
                Total Telecommunication Services           $  209,278,123
-------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $3,801,947,959)                      $2,989,341,478
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Principal
Amount                                                                          Value
                  TEMPORARY CASH INVESTMENTS -- 15.7%
                  Repurchase Agreements -- 8.9%
$ 50,570,000      Bank of America, 0.01%, dated 12/31/08, repurchase
                  price of $50,570,000 plus accrued interest on 1/2/09
                  collateralized by $37,244,300 U.S. Treasury Bond,
                  4.5%, 5/15/38                                                 $   50,570,000
  56,570,000      Bank of America, 0.07%, dated 12/31/08, repurchase
                  price of $56,570,000 plus accrued interest on 1/2/09
                  collateralized by $56,728,264 Federal National Mortgage
                  Association, 6.0%, 10/1/38                                        56,570,000
  56,570,000      Barclays Plc, 0.03%, dated 12/31/08, repurchase price of
                  $56,570,000 plus accrued interest on 1/2/09 collateralized by the following:
                  $20,300,997 Federal National Mortgage Association,
                  4.0 - 5.0%, 9/1/23 - 12/1/33
                  $5,526,916 Federal Home Loan Mortgage Corp.,
                  5.924%, 1/1/37
                  $45,984,187 Federal National Mortgage Association
                  (ARM), 4.684 - 5.551%, 9/1/35 - 4/1/38                            56,570,000
  56,585,000      Deutsche Bank, 0.10%, dated 12/31/08, repurchase
                  price of $56,585,000 plus accrued interest on 1/2/09
                  collateralized by $75,787,436 Freddie Mac Giant,
                  7.0%, 11/1/37                                                     56,585,000
  62,570,000      JPMorgan Chase & Co., 0.04%, dated 12/31/08,
                  repurchase price of $62,570,000 plus accrued interest on
                  1/2/09 collateralized by $63,555,646 Federal National
                  Mortgage Association, 4.0 - 7.5%, 12/1/13 - 1/1/39                62,570,000
                                                                                --------------
                                                                                $  282,865,000
----------------------------------------------------------------------------------------------
                  Securities Lending Collateral -- 6.8%
                  Certificates of Deposit:
   5,051,345      Abbey National Plc, 3.15%, 8/13/09                            $    5,051,345
   5,050,659      Bank of Nova Scotia, 3.21%, 5/5/09                                 5,050,659
   8,072,432      Bank of Scotland NY, 2.92%, 6/5/09                                 8,072,432
   9,092,422      Barclays Bank, 1.5%, 5/27/09                                       9,092,422
   1,606,011      Calyon NY, 4.62%, 1/16/09                                          1,606,011
  10,102,691      CBA, 4.87%, 7/16/09                                               10,102,691
   9,092,422      DNB NOR Bank ASA NY, 3.04%, 6/5/09                                 9,092,422
   9,254,065      Intesa SanPaolo S.p.A., 1.44%, 5/22/09                             9,254,065
     585,161      NORDEA NY, 4.13%, 4/9/09                                             585,161
   7,577,018      Royal Bank of Canada NY, 2.7%, 8/7/09                              7,577,018
   5,051,345      Royal Bank of Scotland, 3.06%, 3/5/09                              5,051,345
   1,009,801      Skandinavian Enskilda Bank NY, 3.06%, 2/13/09                      1,009,801
  10,102,691      Societe Generale, 3.29%, 9/4/09                                   10,102,691
   9,092,422      Svenska Bank NY, 4.61%, 7/8/09                                     9,092,422
  10,102,691      U.S. Bank NA, 2.25%, 8/24/09                                      10,102,691
                                                                                --------------
                                                                                $  100,843,174
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    21

Principal
Amount                                                                          Value
                  Commercial Paper:
$  962,675        BBVA U.S., 2.83%, 3/12/09                                     $      962,675
10,102,691        Monumental Global Funding, Ltd., 2.5%, 8/17/09                    10,102,691
 5,051,345        CME Group, Inc., 2.9%, 8/6/09                                      5,051,345
 5,050,811        General Electric Capital Corp., 2.86%, 3/16/09                     5,050,811
 9,920,842        American Honda Finance Corp., 4.95%, 7/14/09                       9,920,842
10,102,691        HSBC Bank, Inc., 2.5%, 8/14/09                                    10,102,691
 5,051,345        IBM, 2.39%, 9/25/09                                                5,051,345
 9,092,422        MetLife Global Funding, 3.19%, 6/12/09                             9,092,422
 9,092,422        New York Life Global, 2.13%, 9/4/09                                9,092,422
 8,587,287        Westpac Banking Corp., 2.34%, 6/1/09                               8,587,287
                                                                                --------------
                                                                                $   73,014,530
----------------------------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
22,225,919        Deutsche Bank, 0.25%, 1/2/09                                  $   22,225,919
 1,716,245        Barclays Capital Markets, 0.5%, 1/2/09                             1,716,245
                                                                                --------------
                                                                                $   23,942,165
----------------------------------------------------------------------------------------------
                  Time Deposit:
10,102,691        BNP Paribas, 0.01%, 1/2/09                                    $   10,102,691
----------------------------------------------------------------------------------------------

 Shares
                  Money Market Mutual Funds:
  2,525,673       Columbia Government Reserves Fund                             $    2,525,673
  7,577,018       JPMorgan, U.S. Government Money Market Fund                        7,577,018
                                                                                --------------
                                                                                $   10,102,691
                                                                                --------------
                  Total Securities Lending Collateral                           $  218,005,250
----------------------------------------------------------------------------------------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $500,870,250)                                           $  500,870,250
----------------------------------------------------------------------------------------------
                  TOTAL INVESTMENT IN SECURITIES -- 109.5%
                  (Cost $4,302,818,209)(a)                                      $3,490,211,728
----------------------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES -- (9.5)%                        $ (303,329,050)
----------------------------------------------------------------------------------------------
                  TOTAL NET ASSETS -- 100.0%                                    $3,186,882,678
==============================================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At December 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $4,302,818,209 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                             $  56,334,264
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                              (868,940,745)
                                                                                     -------------
         Net unrealized loss                                                         $(812,606,481)
                                                                                     =============

The accompanying notes are an integral part of these financial statements.


22    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

(b)   At December 31, 2008, the following securities were out on loan:

    Shares     Description                        Value
     1,700     Astrazeneca Plc (A.D.R.)*          $     69,751
    41,200     BorgWarner, Inc.                        896,924
   218,500     Bristol-Myers Squibb Co.              5,080,125
 1,077,300     Bunge, Ltd.                          55,771,821
    78,300     Canadian National Railway Co.         2,878,308
    22,900     Canadian Pacific Railway, Ltd.          769,898
 1,254,000     Cemex SA (A.D.R.)*                   11,461,560
    10,000     Citigroup, Inc.                          67,100
    32,000     Eli Lilly & Co.                       1,288,640
   132,225     ENSCO International, Inc.             3,753,868
    67,200     FedEx Corp.                           4,310,880
   288,000     Gazprom (A.D.R.)*                     4,095,360
       100     GlaxoSmithKline Plc (A.D.R.)              3,727
    19,000     Johnson & Johnson                     1,136,770
   220,000     Merrill Lynch & Co., Inc.             2,560,800
    12,000     Oracle Corp.*                           212,760
 1,000,000     Raytheon Co.                         51,040,000
 2,798,100     The Walt Disney Co.                  63,488,889
   197,000     Unilever N.V. (A.D.R.)                4,836,350
    39,000     Weyerhaeuser Co.                      1,193,790
 -------------------------------------------------------------
               Total                              $214,917,321
 =============================================================

(c)   Securities lending collateral is managed by Credit Suisse, New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended December 31, 2008 aggregated $955,666,504 and $336,684,491, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets:

                                                    Investments
 Valuation Inputs                                   in Securities
 Level 1 -- Quoted Prices                           $2,989,341,478
 Level 2 -- Other Significant Observable Inputs        500,870,250
 Level 3 -- Significant Unobservable Inputs                     --
------------------------------------------------------------------
 Total                                              $3,490,211,728
==================================================================

The accompanying notes are an integral part of these financial statements.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    23

Statement of Assets and Liabilities | 12/31/08 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $214,917,321)
   (cost $4,302,818,209)                                                     $3,490,211,728
  Cash                                                                           13,121,054
  Receivables --
   Fund shares sold                                                              26,638,474
   Dividends, and interest                                                        8,446,779
   Due from Pioneer Investment Management, Inc.                                      20,184
  Other                                                                              99,376
-------------------------------------------------------------------------------------------
     Total assets                                                            $3,538,537,595
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                           $  118,838,687
   Fund shares repurchased                                                       13,935,247
   Upon return of securities loaned                                             218,005,250
  Due to affiliates                                                                 475,166
  Accrued expenses                                                                  400,567
-------------------------------------------------------------------------------------------
     Total liabilities                                                       $  351,654,917
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $4,216,471,711
  Undistributed net investment income                                             8,542,329
  Accumulated net realized loss on investments                                 (225,524,881)
  Net unrealized loss on investments                                           (812,606,481)
-------------------------------------------------------------------------------------------
     Total net assets                                                        $3,186,882,678
===========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,803,622,783/127,457,720 shares)                       $        14.15
  Class B (based on $73,234,386/5,193,867 shares)                            $        14.10
  Class C (based on $439,649,153/31,283,695 shares)                          $        14.05
  Class R (based on $4,920,418/350,383 shares)                               $        14.04
  Class Y (based on $865,362,829/60,992,748 shares)                          $        14.19
  Class Z (based on $93,109/6,609 shares)                                    $        14.09
MAXIMUM OFFERING PRICE:
  Class A ($14.15 [divided by] 94.25%)                                       $        15.01
===========================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Statement of Operations

For the Six Months Ended 12/31/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $333,063)        $40,991,479
  Interest                                                       2,450,064
  Income from securities loaned, net                               873,411
---------------------------------------------------------------------------------------------
     Total investment income                                                    $  44,314,954
---------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                              $10,954,532
  Transfer agent fees
   Class A                                                       1,043,263
   Class B                                                         116,990
   Class C                                                         337,721
   Class R                                                           1,962
   Class Y                                                          49,498
  Distribution fees
   Class A                                                       2,515,478
   Class B                                                         440,183
   Class C                                                       2,548,821
   Class R                                                          12,233
  Shareholder communications expense                             1,378,811
  Administrative fees                                              648,916
  Custodian fees                                                    79,567
  Registration fees                                                118,763
  Professional fees                                                 63,264
  Printing expense                                                  69,941
  Fees and expenses of nonaffiliated trustees                       70,239
  Miscellaneous                                                    169,775
---------------------------------------------------------------------------------------------
     Total expenses                                                             $  20,619,957
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                            (22,092)
     Less fees paid indirectly                                                        (24,873)
---------------------------------------------------------------------------------------------
     Net expenses                                                               $  20,572,992
---------------------------------------------------------------------------------------------
       Net investment income                                                    $  23,741,962
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                              $(125,434,340)
---------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                  $(860,420,109)
---------------------------------------------------------------------------------------------
   Net loss on investments                                                      $(985,854,449)
---------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations                         $(962,112,487)
=============================================================================================

The accompanying notes are an integral part of these financial statements.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    25

Statement of Changes in Net Assets

For the Six Months Ended 12/31/08 and the Year Ended 6/30/08, respectively

                                                             Six Months
                                                             Ended
                                                             12/31/08             Year Ended
                                                             (unaudited)          6/30/08
FROM OPERATIONS:
Net investment income                                        $   23,741,962       $   41,082,940
Net realized loss on investments                               (125,434,340)        (100,062,785)
Change in net unrealized loss on investments                   (860,420,109)        (306,523,662)
------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations      $ (962,112,487)      $ (365,503,507)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.18 and $0.27 per share, respectively)         $  (22,947,580)      $  (24,850,964)
   Class B ($0.01 and $0.08 per share, respectively)                (54,587)            (436,114)
   Class C ($0.04 and $0.12 per share, respectively)             (1,332,357)          (3,454,114)
   Class R ($0.18 and $0.29 per share, respectively)                (60,303)             (11,109)
   Class Y ($0.24 and $0.33 per share, respectively)            (14,623,973)         (11,540,919)
   Class Z ($0.25 and $0.00 per share, respectively)                 (1,678)
Net realized gain:
   Class A ($0.00 and $0.05 per share, respectively)                     --           (4,378,793)
   Class B ($0.00 and $0.05 per share, respectively)                     --             (256,891)
   Class C ($0.00 and $0.05 per share, respectively)                     --           (1,352,268)
   Class R ($0.00 and $0.05 per share, respectively)                     --                 (978)
   Class Y ($0.00 and $0.05 per share, respectively)                     --           (1,618,867)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $  (39,020,478)      $  (47,901,017)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $1,324,550,807       $1,890,643,887
Reinvestment of distributions                                    33,819,055           40,163,910
Cost of shares repurchased                                     (910,134,740)        (886,720,525)
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                      $  448,235,122       $1,044,087,272
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                     $ (552,897,843)      $  630,682,748
NET ASSETS:
Beginning of period                                           3,739,780,521        3,109,097,773
------------------------------------------------------------------------------------------------
End of year period                                           $3,186,882,678       $3,739,780,521
------------------------------------------------------------------------------------------------
Undistributed net investment income                          $    8,542,329       $   23,820,845
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


26    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

                                     '08 Shares      '08 Amount             '07 Shares       '07 Amount
                                     (unaudited)     (unaudited)
Class A
Shares sold                           43,789,236     $702,467,759            57,870,904     $1,192,374,226
Reinvestment of distributions          1,392,370       19,131,593             1,134,394         24,110,632
Less shares repurchased              (34,997,305)    (542,848,804)          (27,942,632)      (576,729,971)
----------------------------------------------------------------------------------------------------------
   Net increase                       10,184,301     $178,750,548            31,062,666     $  639,754,887
==========================================================================================================
Class B
Shares sold                              575,119     $  9,167,396             1,612,699     $   32,953,953
Reinvestment of distributions              3,326           45,718                26,529            557,776
Less shares repurchased                 (937,591)     (14,767,142)           (1,467,472)       (29,794,387)
----------------------------------------------------------------------------------------------------------
   Net increase (decrease)              (359,146)    $ (5,554,028)              171,756     $    3,717,342
==========================================================================================================
Class C
Shares sold                            5,053,316     $ 78,944,783            10,070,755     $  205,742,055
Reinvestment of distributions             74,082        1,010,934               176,469          3,710,610
Less shares repurchased               (5,258,575)     (81,377,916)           (5,958,167)      (121,415,066)
----------------------------------------------------------------------------------------------------------
   Net increase (decrease)              (131,177)    $ (1,422,199)            4,289,057     $   88,037,599
==========================================================================================================
Class R
Shares sold                              160,121     $  2,642,098               254,752     $    5,176,970
Reinvestment of distributions              3,218           43,864                   305              6,448
Less shares repurchased                  (37,497)        (579,717)              (44,703)          (904,753)
----------------------------------------------------------------------------------------------------------
   Net increase                          125,842     $  2,106,245               210,354     $    4,278,665
==========================================================================================================
Class Y
Shares sold                           33,424,294     $531,228,771            21,808,234     $  454,396,683
Reinvestment of distributions            986,706       13,586,946               552,167         11,778,444
Less shares repurchased              (16,350,780)    (270,561,161)           (7,553,819)       157,876,348
----------------------------------------------------------------------------------------------------------
   Net increase                       18,060,220     $274,254,556            14,806,582     $  624,051,475
==========================================================================================================
Class Z
Shares sold                                6,609     $    100,000
Reinvestment of distributions                 --               --
Less shares repurchased                       --               --
-----------------------------------------------------------------
   Net increase                            6,609     $    100,000
=================================================================

The accompanying notes are an integral part of these financial statements.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    27

Financial Highlights

                                                                         Six Months Ended   Year
                                                                         12/31/08           Ended
                                                                         (unaudited)        6/30/08
Class A
Net asset value, beginning of period                                      $   18.97         $   21.21
-----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                    $    0.11         $    0.24
 Net realized and unrealized gain (loss) on investments                       (4.75)            (2.16)
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $   (4.64)        $   (1.92)
Distributions to shareowners:
 Net investment income                                                        (0.18)            (0.27)
 Net realized gain                                                               --             (0.05)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $   (4.82)        $   (2.24)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $   14.15         $   18.97
=====================================================================================================
Total return*                                                                (24.41)%           (9.22)%
Ratio of net expenses to average net assets+                                   1.13%             1.09%
Ratio of net investment income to average net assets+                          1.45%             1.28%
Portfolio turnover rate                                                          26%               13%
Net assets, end of period (in thousands)                                  $1,803,623        $2,224,629
Ratios with no reimbursement of fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                  1.13%             1.09%
 Net investment income                                                         1.45%             1.28%
Ratios with reimbursement of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                  1.13%             1.09%
 Net investment income                                                         1.45%             1.29%
=====================================================================================================

                                                                       Year           Year         Year          Year
                                                                       Ended          Ended        Ended         Ended
                                                                       6/30/07        6/30/06      6/30/05 (a)   6/30/04
Class A
Net asset value, beginning of period                                   $    18.28     $  16.19      $ 13.96      $ 11.27
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $     0.26     $   0.14      $  0.05      $  0.02
 Net realized and unrealized gain (loss) on investments                      2.86         2.23         2.55         2.71
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $     3.12     $   2.37      $  2.60      $  2.73
Distributions to shareowners:
 Net investment income                                                      (0.18)       (0.06)       (0.03)       (0.04)
 Net realized gain                                                          (0.01)       (0.22)       (0.34)          --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $     2.93     $   2.09      $  2.23      $  2.69
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $    21.21     $  18.28      $ 16.19      $ 13.96
========================================================================================================================
Total return*                                                               17.13%       14.73%       18.81%       24.24%
Ratio of net expenses to average net assets+                                 1.09%        1.15%        1.66%        1.92%
Ratio of net investment income to average net assets+                        1.67%        1.57%        0.62%        0.32%
Portfolio turnover rate                                                        15%          21%          49%          70%
Net assets, end of period (in thousands)                               $1,828,453     $809,593      $98,690      $33,089
Ratios with no reimbursement of fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                1.09%        1.15%        1.64%        1.92%
 Net investment income                                                       1.67%        1.57%        0.64%        0.32%
Ratios with reimbursement of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                1.08%        1.15%        1.66%        2.00%
 Net investment income                                                       1.68%        1.57%        0.62%        0.24%
========================================================================================================================

(a) Effective December 28, 2004 PIM became the sub-advisor for the Fund and subsequently became the advisor on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


28  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

                                                                                          Six Months Ended   Year
                                                                                          12/31/08           Ended
                                                                                          (unaudited)        6/30/08
Class B
Net asset value, beginning of period                                                       $   18.75         $ 20.96
--------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                     $    0.05         $  0.08
 Net realized and unrealized gain (loss) on investments                                       ( 4.69)          (2.16)
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                       $   (4.64)        $ (2.08)
Distributions to shareowners:
 Net investment income                                                                         (0.01)          (0.08)
 Net realized gain                                                                                --           (0.05)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                 $   (4.65)        $ (2.21)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $   14.10         $ 18.75
====================================================================================================================
Total return*                                                                                 (24.74)%         (9.99)%
Ratio of net expenses to average net assets+                                                    2.05%           1.93%
Ratio of net investment income to average net assets+                                           0.51%           0.44%
Portfolio turnover rate                                                                           26%             13%
Net assets, end of period (in thousands)                                                   $  73,234         $104,145
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.05%           1.93%
 Net investment income                                                                          0.51%           0.44%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   2.05%           1.92%
 Net investment income                                                                          0.51%           0.45%
====================================================================================================================


                                                                                        Year         Year         2/28/05 (a)
                                                                                        Ended        Ended        to
                                                                                        6/30/07      6/30/06      6/30/05
Class B
Net asset value, beginning of period                                                    $  18.11     $ 16.15      $  16.05
------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                  $   0.10     $  0.04      $   0.01
 Net realized and unrealized gain (loss) on investments                                     2.81        2.16          0.09
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                    $   2.91     $  2.20      $   0.10
Distributions to shareowners:
 Net investment income                                                                     (0.05)      (0.02)           --
 Net realized gain                                                                         (0.01)      (0.22)           --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                              $   2.85     $  1.96      $   0.10
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $  20.96     $ 18.11      $  16.15
==============================================================================================================================
Total return*                                                                              16.09%      13.66%         0.62%***
Ratio of net expenses to average net assets+                                                2.00%       2.09%         2.10%**
Ratio of net investment income to average net assets+                                       0.75%       0.56%         0.40%**
Portfolio turnover rate                                                                       15%         21%           49%
Net assets, end of period (in thousands)                                                $112,795     $62,860      $ 12,454
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                               2.00%       2.09%         2.19%**
 Net investment income                                                                      0.75%       0.56%         0.31%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                               1.99%       2.09%         2.10%**
 Net investment income                                                                      0.76%       0.56%         0.40%**
==============================================================================================================================

(a) Class B shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08  29

                                                                                           Six Months Ended  Year
                                                                                           12/31/08          Ended
                                                                                           (unaudited)       6/30/08
Class C
Net asset value, beginning of period                                                       $  18.72          $ 20.95
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                     $   0.05          $  0.09
 Net realized and unrealized gain (loss) on investments                                       (4.68)           (2.15)
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                       $  (4.63)         $ (2.06)
Distributions to shareowners:
 Net investment income                                                                        (0.04)           (0.12)
 Net realized gain                                                                               --            (0.05)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                 $  (4.67)         $ (2.23)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $  14.05          $ 18.72
====================================================================================================================
Total return*                                                                                (24.71)%          (9.92)%
Ratio of net expenses to average net assets+                                                   1.92%            1.85%
Ratio of net investment income to average net assets+                                          0.65%            0.51%
Portfolio turnover rate                                                                          26%              13%
Net assets, end of period (in thousands)                                                   $439,649          $588,241
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                  1.92%            1.85%
 Net investment income                                                                         0.65%            0.51%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                  1.92%            1.84%
 Net investment income                                                                         0.65%            0.52%
====================================================================================================================


                                                                                        Year         Year         2/28/05 (a)
                                                                                        Ended        Ended        to
                                                                                        6/30/07      6/30/06      6/30/05
Class C
Net asset value, beginning of period                                                    $  18.12     $  16.15      $   16.05
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                  $   0.11     $   0.05      $    0.01
 Net realized and unrealized gain (loss) on investments                                     2.82         2.17           0.09
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                    $   2.93     $   2.22      $    0.10
Distributions to shareowners:
 Net investment income                                                                     (0.09)       (0.03)            --
 Net realized gain                                                                         (0.01)       (0.22)            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                              $   2.83     $   1.97      $    0.10
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $  20.95     $  18.12      $   16.15
===============================================================================================================================
Total return*                                                                              16.21%       13.81%          0.62%***
Ratio of net expenses to average net assets+                                                1.87%        1.94%          2.15%**
Ratio of net investment income to average net assets+                                       0.89%        0.83%          0.34%**
Portfolio turnover rate                                                                       15%          21%            49%
Net assets, end of period (in thousands)                                                $568,385     $239,241      $  15,560
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                               1.87%        1.94%          2.27%**
 Net investment income                                                                      0.89%        0.83%          0.22%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                               1.87%        1.94%          2.15%**
 Net investment income                                                                      0.89%        0.83%          0.34%**
===============================================================================================================================

(a) Class C shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

                                                                                                Six Months Ended
                                                                                                12/31/08
                                                                                                (unaudited)
Class R
Net asset value, beginning of period                                                            $   18.84
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                          $    0.09
 Net realized and unrealized gain (loss) on investments                                             (4.71)
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                            $   (4.62)
Distributions to shareowners:
 Net investment income                                                                              (0.18)
 Net realized gain                                                                                     --
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                      $   (4.80)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $   14.04
=========================================================================================================
Total return*                                                                                      (24.51)%
Ratio of net expenses to average net assets+                                                         1.40%
Ratio of net investment income to average net assets+                                                1.21%
Portfolio turnover rate                                                                                26%
Net assets, end of period (in thousands)                                                        $   4,920
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                        1.62%
 Net investment income                                                                               0.99%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                        1.40%
 Net investment income                                                                               1.21%
=========================================================================================================

                                                                                                            11/1/06 (a)
                                                                                              Year Ended    to
                                                                                              6/30/08       6/30/07
Class R
Net asset value, beginning of period                                                          $ 21.15       $   19.51
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                        $  0.32       $    0.28
 Net realized and unrealized gain (loss) on investments                                         (2.29)           1.56
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ (1.97)      $    1.84
Distributions to shareowners:
 Net investment income                                                                          (0.29)          (0.19)
 Net realized gain                                                                              (0.05)          (0.01)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ (2.31)      $    1.64
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 18.84       $   21.15
=========================================================================================================================
Total return*                                                                                   (9.51)%          9.52%***
Ratio of net expenses to average net assets+                                                     1.41%           1.40%**
Ratio of net investment income to average net assets+                                            1.13%           1.47%**
Portfolio turnover rate                                                                            13%             15%
Net assets, end of period (in thousands)                                                      $ 4,231       $     300
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.48%           1.62%**
 Net investment income                                                                           1.06%           1.25%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                    1.40%           1.40%**
 Net investment income                                                                           1.14%           1.47%**
=========================================================================================================================

(a) Class R shares were first publicly offered on November 1, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
*** Not annualized.

The accompanying notes are an integral part of these financial statements.


                    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08  31

                                                                                           Six Months Ended  Year
                                                                                           12/31/08          Ended
                                                                                           (unaudited)       6/30/08
Class Y
Net asset value, beginning of period                                                       $  19.07          $ 21.30
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                     $   0.08          $  0.29
 Net realized and unrealized gain (loss) on investments                                      ( 4.72)          ( 2.14)
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                       $  (4.64)         $ (1.85)
Distributions to shareowners:
 Net investment income                                                                       ( 0.24)           (0.33)
 Net realized gain                                                                               --            (0.05)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                 $  (4.88)         $ (2.23)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $  14.19          $ 19.07
======================================================================================================================
Total return*                                                                                (24.28)%          (8.87)%
Ratio of net expenses to average net assets+                                                   0.82%            0.75%
Ratio of net investment income to average net assets+                                          1.77%            1.62%
Portfolio turnover rate                                                                          26%              13%
Net assets, end of period (in thousands)                                                   $865,363          $818,534
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                  0.82%            0.75%
 Net investment income                                                                         1.77%            1.62%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                  0.82%            0.75%
 Net investment income                                                                         1.77%            1.62%
======================================================================================================================


                                                                                        Year         Year           2/28/05 (a)
                                                                                        Ended        Ended          to
                                                                                        6/30/07      6/30/06        6/30/05
Class Y
Net asset value, beginning of period                                                    $  18.34     $  16.20       $16.05
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                  $   0.28     $   0.10       $ 0.03
 Net realized and unrealized gain (loss) on investments                                     2.91         2.33         0.12
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                    $   3.19     $   2.43       $ 0.15
Distributions to shareowners:
 Net investment income                                                                     (0.22)       (0.07)          --
 Net realized gain                                                                         (0.01)       (0.22)          --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                              $   2.96     $   2.14       $ 0.15
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $  21.30     $  18.34       $16.20
===============================================================================================================================
Total return*                                                                              17.47%       15.12%        0.93%***
Ratio of net expenses to average net assets+                                                0.77%        0.83%        0.99%**
Ratio of net investment income to average net assets+                                       2.00%        1.91%        1.60%**
Portfolio turnover rate                                                                       15%          21%          49%
Net assets, end of period (in thousands)                                                $599,166     $144,022       $5,082
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                               0.77%        0.83%        0.99%**
 Net investment income                                                                      2.00%        1.91%        1.60%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                               0.77%        0.83%        0.99%**
 Net investment income                                                                      2.00%        1.91%        1.60%**
===============================================================================================================================

(a) Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

                                                                      11/1/08 (a)
                                                                      to
                                                                      12/31/08
                                                                      (unaudited)
Class Z
Net asset value, beginning of period                                  $  15.66
-----------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income                                               $   0.06
  Net realized and unrealized gain (loss) on investments                 (1.38)
-----------------------------------------------------------------------------------
   Net increase (decrease) from investment operations                 $  (1.32)
Distributions to shareowners:
  Net investment income                                                  (0.25)
  Net realized gain                                                         --
------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $  (1.57)
-----------------------------------------------------------------------------------
Net asset value, end of period                                        $  14.09
===================================================================================
Total return*                                                            (5.14)%***
Ratio of net expenses to average net assets+                              0.79%**
Ratio of net investment income to average net assets+                     2.54%**
Portfolio turnover rate                                                     26%
Net assets, end of period (in thousands)                              $     93
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            0.79%**
  Net investment income                                                   2.54%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                            0.79%**
  Net investment income                                                   2.54%**
===================================================================================

(a) Class Z shares were first publicly offered on November 1, 2008.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
*** Not annualized.

The accompanying notes are an integral part of these financial statements.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    33

Notes to Financial Statements | 12/31/08 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a diversified series of Pioneer Series Trust III, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary objective.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on November 1, 2008. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y and Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.


34    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2008 there were no securities that were valued using fair value methods. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions,


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    35
   or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended June 30, 2008 was as follows:

                                                                           2008
   Distributions paid from:
   Ordinary income                                                  $40,293,220
   Long-term capital gain                                             7,607,797
-------------------------------------------------------------------------------
      Total                                                         $47,901,017
===============================================================================

   The following shows the components of distributable earnings on a federal income tax basis at June 30, 2008:

                                                                           2008
   Distributable earnings:
   Undistributed ordinary income                                  $  23,820,845
   Capital loss carryforward                                        (11,033,627)
   Post-October loss deferred                                       (89,056,914)
   Unrealized appreciation                                           47,813,628
-------------------------------------------------------------------------------
      Total                                                       $ (28,456,068)
===============================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $180,142 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2008.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on


36    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08
   the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, Class R, and Class Y shares can bear different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of the excess over $3 billion. For


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    37
the six months ended December 31, 2008, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.68% of the Fund's average daily net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen LLC as compensation for Cullen's subadvisory services to the Fund.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15%, 2.15% and 1.40% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through November 1, 2010 for Class A, Class B, Class C and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $57,593 in management fees, administrative costs and certain others fees payable to PIM at December 31, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2008, such out of pocket expenses by class of shares were as follows:

 Shareholder Communications
 Class A                                                             $  712,794
 Class B                                                                 37,347
 Class C                                                                211,912
 Class R                                                                  7,893
 Class Y                                                                408,865
-------------------------------------------------------------------------------
    Total                                                            $1,378,811
===============================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are $391,433 in transfer agent fees payable to PIMSS at December 31, 2008.

4. Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C, and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee


38    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08
for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the net average daily net assets attributable to Class R shares for distribution services.
Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution fees in an amount of up to 0.25% of the average daily net assets attributable to Class A shares.

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $26,140 in distribution fees payable to PFD at December 31, 2008. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, base don the lower of cost or market value of shares being redeemed. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2008, CDSCs in the amount of $246,528 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended December 31, 2008, the Fund's expenses were reduced by $24,873 under such arrangements.

6. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    39

Approval of Sub-Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Cullen Capital Management, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser.

At a meeting held on January 8, 2008, the Trustees of the Fund approved an amended and restated investment advisory agreement between the Fund and PIM. Shareholders of the Fund approved the amended and restated investment advisory agreement on May 13, 2008. The material factors and conclusions with respect thereto that formed the basis for the Trustees' approval of the amended and restated investment advisory agreement are included in the Fund's semi-annual report for the period ended June 30, 2008.

At a meeting held on November 11, 2008, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the continuation of the sub-advisory agreement for the Fund for another year. In considering the continuation of the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the sub-advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided to the Fund by the sub-adviser, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the sub-adviser and the personnel of the sub-adviser who provide investment management services to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by the sub-adviser to the Fund were satisfactory and consistent with the terms of the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by


40    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one and three year periods ended June 30, 2008. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Sub-advisory Fee and Expenses
The Trustees considered the fees payable to the sub-adviser under the sub-advisory agreement. They also considered that PIM, not the Fund, paid the sub-adviser out of the management fees paid to PIM under the investment advisory agreement. The Trustees considered information regarding the management fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2008 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2008 was in the third quintile relative to its Strategic Insight peer group.

The Trustees also reviewed the advisory fees charged by the sub-adviser to its other clients with similar investment strategies as the Fund. The Trustees noted that the fee rates for those clients generally were higher than the sub-advisory fees paid to the sub-adviser with respect to the Fund.

The Trustees concluded that the sub-advisory fee payable by PIM to the sub-adviser of the Fund was reasonable in relation to the nature and quality of services provided by the sub-adviser. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. They also considered PIM's profit margin in


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    41
connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2007). They also reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered the profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that each of PIM and the sub-adviser should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management and sub-advisory fee schedules and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared with the Fund.

Other Benefits
The Trustees considered the other benefits to the sub-adviser from its relationship with the Fund, including the benefits to the sub-adviser and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further noted that the sub-adviser reported that it did not know of any intangible benefits received by it by virtue of its relationship with the Fund. The Trustees concluded that the benefits received by the sub-adviser from its relationship with the Fund were reasonable in the context of the overall relationship between the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the sub-advisory agreement for the Fund between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the continuation of the sub-advisory agreement for the Fund.


42    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                  Pioneer Cullen Value Fund | Semiannual Report | 12/31/08    43

                           This page for your notes.


44    Pioneer Cullen Value Fund | Semiannual Report | 12/31/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.